Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies.
Principles of Consolidation

a)Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, and include the accounts of Diana Shipping Inc. and its wholly-owned subsidiaries. They also include the accounts of OceanPal until November 29, 2021 when OceanPal was deconsolidated following the Spin-off. All intercompany balances and transactions have been eliminated upon consolidation. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, the Company consolidates entities in which it has a controlling financial interest, by first considering if an entity meets the definition of a variable interest entity ("VIE") for which the Company is deemed to be the primary beneficiary under the VIE model, or if the Company controls an entity through a majority of voting interest based on the voting interest model. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist. For entities in which the Company has a variable interest, the Company determines if the entity is a VIE by considering whether the entity’s equity investment at risk is sufficient to finance its activities without additional subordinated financial support and whether the entity’s at-risk equity holders have the characteristics of a controlling financial interest. In performing the analysis of whether the Company is the primary beneficiary of a VIE, the Company considers whether it individually has the power to direct the activities of the VIE that most significantly affect the entity’s performance and also has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company has identified it has variable interests in Diana Wilhelmsen Management Limited, but is not the primary beneficiary. The Company reconsiders the initial determination of whether an entity is a VIE if certain types of events (“reconsideration events”) occur. If the Company holds a variable interest in an entity that previously was not a VIE, it reconsiders whether the entity has become a VIE.

Use of Estimates	b)Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other Comprehensive Income / (Loss)

c)Other Comprehensive Income / (Loss): The Company separately presents certain transactions, which are recorded directly as components of stockholders’ equity. Other Comprehensive Income / (Loss) is presented in a separate statement.

Foreign Currency Translation

d)Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

Cash and Cash Equivalents

e)Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of up to about three months to be cash equivalents. Restricted cash consists mainly of cash deposits required to be maintained at all times under the Company’s loan facilities (Note 7).

Accounts Receivable, Trade

f)Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire from lease agreements, net of provisions for doubtful accounts, if any. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The Company assessed its accounts receivable, trade and its credit risk relating to its charterers, following the outbreak of the COVID-19 and the effect that this could have on its accounts. No provision for doubtful accounts was established as of December 31, 2021 and 2020. The Company does not recognize interest income on trade receivables.

Inventories

g)Inventories: Inventories consist of lubricants and victualling which are stated, on a consistent basis, at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs. Cost is determined by the first in, first out method. Amounts removed from inventory are also determined by the first in first out method. Inventories may also consist of bunkers when on the balance sheet date a vessel is without employment. Bunkers, if any, are also stated at the lower of cost or net realizable value and cost is determined by the first in, first out method.

Vessel Cost

h)Vessel Cost: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition or during construction. Expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Interest cost incurred during the assets’ construction periods that theoretically could have been avoided if expenditure for the assets had not been made is also capitalized. The capitalization rate, applied on accumulated expenditures for the vessel, is based on interest rates applicable to outstanding borrowings of the period.

Vessels held for sale

i)Vessels held for sale: The Company classifies assets as being held for sale when the respective criteria are met. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. The fair value less cost to sell of an asset held for sale is assessed at each reporting period it remains classified as held for sale. When the plan to sell an asset changes, the asset is reclassified as held and used, measured at the lower of its carrying amount before it was recorded as held for sale, adjusted for depreciation, and the asset’s fair value at the date of the decision not to sell.

Property and equipment

j)Property and equipment: The Company owns the land and building where its offices are located.The Company also owns part of a plot acquired for office use (Note 6). Land is stated at cost and it is not subject to depreciation. The building has an estimated useful life of 55 years with no residual value. Depreciation is calculated on a straight-line basis. Equipment consists of office furniture and equipment, computer software and hardware and vehicles which consist of motor scooters and a car. The useful life of the car is 10 years, of the office furniture, equipment and the scooters is 5 years; and of the computer software and hardware is 3 years. Depreciation is calculated on a straight-line basis.

Impairment of Long-Lived Assets

k)Impairment of Long-Lived Assets: Long-lived assets are reviewed for impairment whenever events or changes in circumstances (such as market conditions, obsolesce or damage to the asset, potential sales and other business plans) indicate that the carrying amount of an asset may not be recoverable. When the estimate of undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of an asset over its remaining useful life and its eventual disposition is less than its carrying amount, the Company evaluates the asset for impairment loss. Measurement of the impairment loss is based on the fair value of the asset, determined mainly by third party valuations.

For vessels, the Company calculates undiscounted projected net operating cash flows by considering the historical and estimated vessels’ performance and utilization with the significant assumption being future charter rates for the unfixed days, using the most recent 10 year average of historical 1 year time charter rates available for each type of vessel over the remaining estimated life of each vessel, net of commissions. Historical ten-year blended average one-year time charter rates are in line with the Company’s overall chartering strategy, they reflect the full operating history of vessels of the same type and particulars with the Company’s operating fleet and they cover at least a full business cycle, where applicable. Other assumptions used in developing estimates of future undiscounted cash flow are charter rates calculated for the fixed days using the fixed charter rate of each vessel from existing time charters, the expected outflows for scheduled vessels’ maintenance; vessel operating expenses; fleet utilization, and the vessels’ residual value if sold for scrap. Assumptions are in line with the Company’s historical performance and its expectations for future fleet utilization under its current fleet deployment strategy. This calculation is then compared with the vessels’ net book value plus unamortized deferred costs. The difference between the carrying amount of the vessel plus unamortized deferred costs and their fair value is recognized in the Company's accounts as impairment loss.

During the last quarter of 2017, the Company’s management considered various factors, including the recovery of the market, the worldwide demand for dry-bulk products, supply of tonnage and order book and concluded that the charter rates for the years 2008-2010 were exceptional. In this respect the Company’s management decided to exclude from the 10-year average of 1 year time charters of these three years for which the rates were well above the average and which were not considered sustainable for the foreseeable future. Similarly, the Company performed the exercise discussed above, for 2019, by excluding the rates for the year 2010. The Company’s impairment assessment resulted in the recognition of impairment on certain vessels’ carrying value in 2019 and 2020 (Note 5). No impairment loss was identified or recorded in 2021, however, according to the Company’s assessment, the carrying value of vessels for which impairment indicators existed as at December 31, 2021, plus unamortized deferred costs was $75,059.

For property and equipment, the Company determines undiscounted projected net operating cash flows by considering an estimated monthly rent the Company would have to pay in order to lease a similar property, during the useful life of the building. No impairment loss was identified or recorded for 2021, 2020 and 2019 and the Company has not identified any other facts or circumstances that would require the write down of the value of its land or building in the near future.

Vessel Depreciation

l)Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

Deferred Costs

m)Deferred Costs:The Company follows the deferral method of accounting for dry-docking and special survey costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Unamortized deferred costs of vessels that are sold or impaired are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale or impairment (Note 5).

Financing Costs

n)Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones accounted as loan modification are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are deferred. Fees relating to drawn loan facilities are amortized to interest and finance costs over the life of the related debt using the effective interest method and fees incurred for loan facilities not used at the balance sheet date are amortized using the straight line method according to their availability terms. Unamortized fees relating to loans or bonds repaid or repurchased or refinanced as debt extinguishment are written off in the period the repayment, prepayment, repurchase or extinguishment is made and included in the determination of gain/loss on debt extinguishment. Loan commitment fees are expensed in the period incurred, unless they relate to loans obtained to finance vessels under construction, in which case they are capitalized to the vessels’ cost.

Concentration of Credit Risk

o)Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

Accounting for Revenues and Expenses

p)Accounting for Revenues and Expenses: Revenues are generated from time charter agreements which contain a lease as they meet the criteria of a lease under ASC 842. Agreements with the same charterer are accounted for as separate agreements according to their specific terms and conditions. All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by the charterers. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as service is performed. The charterer pays to third parties port, canal and bunkers consumed during the term of the time charter agreement, unless they are for the account of the owner, in which case they are included in voyage expenses. In addition to these voyage expenses, the Company pays commissions on time charter revenue, to both the charterer and to brokers and may also record a gain or loss from bunkers which results mainly from the difference in the value of bunkers paid by the Company when the vessel is redelivered to the Company from the charterer under the vessel’s previous time charter agreement and the value of bunkers sold by the Company when the vessel is delivered to a new charterer. This gain/loss that results from the re-purchase/sale of bunkers discussed above is included in voyage expenses (Note 10). Under a time charter agreement, the owner pays for the operation and the maintenance of the vessel, including crew, insurance, spares and repairs, which are recognized in operating expenses. The Company, as lessor, has elected not to allocate the consideration in the agreement to the separate lease and non-lease components (operation and maintenance of the vessel) as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the vessel rather than to the services provided under the time charter contracts. In time charter agreements apart from the agreed hire rate, the Company may be entitled to an additional income, such as ballast bonus. Ballast bonus is paid by charterers for repositioning of the vessels. The Company analyzes terms of each contract to assess whether income from ballast bonus is accounted together with the lease component over the duration of the charter or as service component under ASC 606. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met.

Repairs and Maintenance

q)Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.

Earnings / (loss) per Common Share

r)Earnings / (loss) per Common Share: Basic earnings / (loss) per common share are computed by dividing net income / (loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

Segmental Reporting

s)Segmental Reporting: The Company engages in the operation of dry-bulk vessels which has been identified as one reportable segment. The operation of the vessels is the main source of revenue generation, the services provided by the vessels are similar and they all operate under the same economic environment. Additionally, the vessels do not operate in specific geographic areas, as they trade worldwide; they do not trade in specific trade routes, as their trading (route and cargo) is dictated by the charterers; and the Company does not evaluate the operating results for each type of dry bulk vessels (i.e. Panamax, Capesize etc.) for the purpose of making decisions about allocating resources and assessing performance.

Fair Value Measurements

t)Fair Value Measurements: The Company classifies and discloses its assets and liabilities carried at fair value in one of the following categories: Level 1: Quoted market prices in active markets for identical assets or liabilities; Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data; Level 3: Unobservable inputs that are not corroborated by market data.

Share Based Payments

u)Share Based Payments: The Company issues restricted share awards which are measured at their grant date fair value and are not subsequently re-measured. That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Equity method investments

v)Equity method investments: Investments in common stock in entities over which the Company exercises significant influence, but does not exercise control are accounted for by the equity method of accounting. Under this method, the Company records such an investment at cost and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received, if any, reduce the carrying amount of the investment. When the carrying value of an equity method investment is reduced to zero because of losses, the Company does not provide for additional losses unless it is committed to provide further financial support for the investee. As of December 31, 2021 and 2020, the Company’s investment in DWM is classified as a liability because the Company absorbed such losses (Note 4(d)). The Company also evaluates whether a loss in value of an investment that is other than a temporary decline should be recognized. Evidence of a loss in value might include absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment.

Going concern

w)Going concern: Management evaluates, at each reporting period, whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

Shares repurchased and retired

x)Shares repurchased and retired: The Company’s shares repurchased for retirement, are immediately cancelled and the Company’s share capital is accordingly reduced. Any excess of the cost of the shares over their par value is allocated in additional paid-in capital, in accordance with ASC 505-30-30, Treasury Stock.

Financial Instruments, credit losses

y)Financial Instruments, credit losses:  At each reporting date, the Company evaluates its financial assets individually for credit losses and presents such assets in the net amount expected to be collected on such financial asset. When financial assets present similar risk characteristics, these are evaluated on a collective basis. When developing an estimate of expected credit losses the Company considers available information relevant to assessing the collectability of cash flows such as internal information, past events, current conditions and reasonable and supportable forecasts. As of December 31, 2021, the Company assessed the financial condition of DWM, changed its estimate on the recoverability of its receivable due from DWM relating to the fine paid by the Company on behalf of DWM (Notes 4(d) and 8(b)) and determined that part of the amount may not be recoverable. As a result, the Company recorded an allowance for credit losses amounting to $300, based on probability of default as there was no previous loss record. The amount is included in “Other expense/(income) in the accompanying 2021 statement of operations. No credit losses were recorded in 2020 and 2019.

Financial Instruments, Recognition and Measurement

z)Financial Instruments, Recognition and Measurement: According to ASC 321-10-35-2, an entity may elect to measure equity securities without a readily determinable fair value, that do not qualify for the practical expedient in ASC 820 Fair Value Measurement to estimate fair value using the NAV per share (or its equivalent), at its cost minus impairment, if any. If an entity identifies observable price changes in orderly transactions for the identical or a similar investment of the same issuer, it shall measure the equity security at fair value as of the date that the observable transaction occurred. The entity shall continue to apply this measurement until the investment does not qualify to be measured in accordance with this paragraph. The entity shall reassess at each reporting period whether the equity investment without a readily determinable fair value qualifies to be measured in accordance with this paragraph. If an entity measures an equity security in accordance with this paragraph, the entity may subsequently elect to measure the equity security at fair value. The election to measure those securities at fair value shall be irrevocable. Any resulting gains or losses on the securities for which that election is made shall be recorded in earnings at the time of the election. The Company has initially measured its investments on OceanPal’s equity securities at their fair value on the Spin-off date and has elected to subsequently measure such investments in accordance with the paragraph ASC 321-10-35-2 (Note 4(h)).

Non-monetary transactions

aa)Non-monetary transactions: Under ASC 845-10-30-10 Nonmonetary Transactions, Overall, Initial Measurement, Nonreciprocal Transfers with Owners and ASC 505-60 Spinoffs and Reverse Spinoffs, a pro-rata spinoff of a consolidated subsidiary or equity method investee that meets the definition of a business under ASC 805 Business Combinations (ASC 805) is recognized at the carrying amount (after reduction, if applicable of impairment) of the nonmonetary assets distributed within equity and no gain or loss is recognized. If the pro-rata spinoff of a consolidated subsidiary or equity method investee does not meet the definition of a business under ASC 805, the nonreciprocal transfer of nonmonetary assets is accounted for at fair value, if the fair value of the nonmonetary asset distributed is objectively measurable and would be clearly realizable to the distributing entity in an outright sale at or near the time of the distribution, and the spinnor recognizes a gain or loss for the difference between the fair value and book value of the spinnee. A transaction is considered pro rata if each owner receives an ownership interest in the transferee in proportion to its existing ownership interest in the transferor (even if the transferor retains an ownership interest in the transferee). In accordance with ASC 805 Business Combinations: Clarifying the Definition of a Business, if substantially all of the fair value of the gross assets distributed in a spinoff are concentrated in a single identifiable asset or group of similar identifiable assets, then the spinoff of a consolidated subsidiary does not meet the definition of a business. The Company evaluated the Spin-off (Note 3) and concluded that it was a pro rata distribution to the owners of the Company of shares of a consolidated subsidiary that does not meet the definition of a business under ASC 805 Business Combinations, as the fair value of the gross assets contributed to OceanPal was concentrated in a group of similar identifiable assets, the vessels. The Company also assessed that the fair value of the nonmonetary assets transferred to OceanPal was objectively measurable and clearly realizable to the transferor in an outright sale at or near the time of the distribution, and thus the Spin-off was measured at fair value and a gain for the difference between the fair value and book value of the OceanPal was recognized.

New Accounting Pronouncements - Not Yet Adopted

New Accounting Pronouncements - Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. An entity may elect to apply the amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. Once elected for a Topic or an Industry Subtopic, the amendments in this Update must be applied prospectively for all eligible contract modifications for that Topic or Industry Subtopic. An entity may elect to apply the amendments in this Update to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020.  An entity may elect certain optional expedients for hedging relationships that exist as of December 31, 2022 and maintain those optional expedients through the end of the hedging relationship. The Company is exposed to LIBOR and LIBOR changes under its loan agreements with several banks. As of December 31, 2021, the Company used LIBOR and will continue to use LIBOR until it is discontinued, in which case it will be replaced by another rate to be agreed with the related banks. As the rate to be used is not known, the Company is not in a position to determine the effect on its results of operations and cash flows. The Company has not entered into any contract to limit any such exposure and does not currently have any contracts that have been changed to a new reference rate, but will continue to monitor and evaluate its contracts and the effects of this standard on its consolidated financial position, results of operations, and cash flows prior to adoption.